LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Land use rights		¥ 38,576	¥ 37,675
Accumulated amortization		(6,854)	(5,876)
Land use rights, net	$ 4,987	¥ 31,722	¥ 31,799